Intangible Assets and Goodwill	12 Months Ended
May. 02, 2015
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill

		As of May 3, 2014
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(61,872)	$210,066
Technology	5-10	10,710	(6,824)	3,886
Distribution contracts	10	8,325	(7,312)	1,013
Other	3-10	6,419	(5,942)	477

		$297,392	$(81,950)	$215,442

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				19,734

				$313,134

Total amortizable and unamortizable intangible assets				$528,576

		As of May 2, 2015
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$271,938	$(73,888)	$198,050
Technology	5-10	10,710	(8,933)	1,777
Distribution contracts	10	8,325	(7,608)	717
Other	3-10	6,397	(6,233)	164

		$297,370	$(96,662)	$200,708

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				19,734

				$313,134

Total amortizable and unamortizable intangible assets				$513,842

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, with the exception of certain items such as customer relationships and other acquired intangibles, which are amortized on an accelerated basis.

Aggregate Amortization Expense:
For the 52 weeks ended May 2, 2015	$14,713
For the 53 weeks ended May 3, 2014	$17,835
For the 52 weeks ended April 27, 2013	$21,426

Estimated Amortization Expense:
(12 months ending on or about April 30)
2016	$11,227
2017	$10,957
2018	$10,732
2019	$10,520
2020	$10,206

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets. Impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaled $0, $1,602 and $0 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. Changes in market conditions, among other factors, could have a material impact on these estimates.

The impairments in fiscal 2014 related to a certain publishing contract. The publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given the continued declines in the physical book business, certain of these contracts were impaired.

The changes in the carrying amount of goodwill by segment for fiscal 2015 are as follows:

	B&N Retail Segment	B&N College Segment	NOOK Segment	Total Company
Balance as of April 27, 2013	$221,426	274,070	—	$495,496
Benefit of excess tax amortization (a)	(2,307)	—	—	(2,307)

Balance as of May 3, 2014	$219,119	274,070	—	$493,189

Benefit of excess tax amortization (a)	(3,922)	—	—	(3,922)

Balance as of May 2, 2015	$215,197	274,070	—	$489,267

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.